Share capital	12 Months Ended
Jun. 30, 2021
Text block [abstract]
Share capital
16    Share capital

	BHP Group Limited			BHP Group Plc
	2021 shares	2020 shares	2019 shares	2021 shares	2020 shares	2019 shares

Share capital issued
Opening number of shares	2,945,851,394	2,945,851,394	3,211,691,105	2,112,071,796	2,112,071,796	2,112,071,796
Purchase of shares by ESOP Trusts	(7,587,353)	(5,975,189)	(6,854,057)	(185,054)	(185,297)	(274,069)
Employee share awards exercised following vesting	6,948,683	6,893,113	5,902,588	173,644	222,245	275,984
Movement in treasury shares under Employee Share Plans	638,670	(917,924)	951,469	11,410	(36,948)	(1,915)
Shares bought back and cancelled (1)	–	–	(265,839,711)	–	–	–

Closing number of shares (2)	2,945,851,394	2,945,851,394	2,945,851,394	2,112,071,796	2,112,071,796	2,112,071,796

Comprising:
Shares held by the public	2,944,982,333	2,945,621,003	2,944,703,079	2,112,057,615	2,112,069,025	2,112,032,077
Treasury shares	869,061	230,391	1,148,315	14,181	2,771	39,719
Other share classes
Special Voting share of no par value	1	1	1	–	–	–
Special Voting share of US$0.50 par value	–	–	–	1	1	1
5.5% Preference shares of £1 each	–	–	–	50,000	50,000	50,000
DLC Dividend share	1	1	1	–	–	–

(1)	During December 2018, BHP completed an off-market buy-back program of US$5.2 billion of BHP Group Limited shares related to the disbursement of proceeds from the disposal of Onshore US.

(2)	4,400,000 fully paid ordinary shares in BHP Group Limited were issued in order to satisfy the exercise of employee share awards during the period 1 July 2021 to 2 September 2021.
Recognition and measurement
Share capital of BHP Group Limited and BHP Group Plc is composed of the following classes of shares:

Ordinary shares fully paid	Special Voting shares	Preference shares
BHP Group Limited ordinary shares fully paid and BHP Group Plc ordinary shares fully paid of US$0.50 par value, represent 99.99 per cent of the total number of shares. Any profit remaining after payment of preferred distributions is available for distribution to the holders of BHP Group Limited and BHP Group Plc ordinary shares in equal amounts per share.	Each of BHP Group Limited and BHP Group Plc issued one Special Voting share to facilitate joint voting by shareholders of BHP Group Limited and BHP Group Plc on Joint Electorate Actions. There has been no movement in these shares.	Preference shares have the right to repayment of the amount paid up on the nominal value and any unpaid dividends in priority to the holders of any other class of shares in BHP Group Plc on a return of capital or winding up. The holders of preference shares have limited voting rights if payment of the preference dividends are six months or more in arrears or a resolution is passed changing the rights of the preference shareholders. There has been no movement in these shares, all of which are held by JP Morgan Limited.

DLC Dividend share	Treasury shares
The DLC Dividend share supports the Dual Listed Company (DLC) equalisation principles in place since the merger in 2001, including the requirement that ordinary shareholders of BHP Group Plc and BHP Group Limited are paid equal cash dividends per share. This share enables efficient and flexible capital management across the DLC and was issued on 23 February 2016 at par value of US$10. On 16 September 2020 and on 17 March 2021, BHP Group Limited paid dividends of US$1,915 million and US$1,610 million respectively to BHP (AUS) DDS Pty Ltd under the DLC dividend share arrangements. These dividends are eliminated on consolidation.	Treasury shares are shares of BHP Group Limited and BHP Group Plc and are held by the ESOP Trusts for the purpose of issuing shares to employees under the Group’s Employee Share Plans. Treasury shares are recognised at cost and deducted from equity, net of any income tax effects. When the treasury shares are subsequently sold or reissued, any consideration received, net of any directly attributable costs and income tax effects, is recognised as an increase in equity. Any difference between the carrying amount and the consideration, if reissued, is recognised in retained earnings.